Borrowings - Additional Information (Detail) $ / shares in Units, $ in Millions					1 Months Ended	12 Months Ended
	Dec. 06, 2023 USD ($)	Jun. 30, 2023 $ / shares shares	Jul. 12, 2021 USD ($) $ / shares	Apr. 27, 2011 SGD ($)	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) d $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured						$ 24,798,552		$ 29,656,133
Repayment loan amount owed						12,000,000	$ 7,784,087
Long term borrowings						26,598,939		37,404,964
Principal outstanding amount						$ 26,598,939		$ 37,404,964
Warrant price per share | $ / shares						$ 0.01	$ 0.01	$ 0.01
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured				$ 10		$ 12,496,831		$ 11,855,579
Principal loan amount						7,509,524		7,390,655
Loan repayable period				five-year
Borrowings, interest rate				6.00%
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured						$ 12,496,831		$ 11,855,579
Two H V Loan Agreement [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate					2.95%
Number of other equity instruments exercised or vested in share-based payment arrangement | d						0
Two H V Loan Agreement [Member] | Second Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from non-current borrowings					$ 5,000,000
Two H V Loan Agreement [Member] | Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrant price per share | $ / shares					$ 0.5257
Two H V Loan Agreement [Member] | Ordinary Shares | Second Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Number Of Shares Exercisable Under The Warrants | shares					1,402,891
Two H V Loan Agreement [Member] | American Depositary Share
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrant price per share | $ / shares					$ 13.1425
Two H V Loan Agreement [Member] | American Depositary Share | Second Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Number Of Shares Exercisable Under The Warrants | shares					56,116
Two H V Loan Agreement [Member] | Top of Range [Member] | Second Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from non-current borrowings					$ 25,000,000
K2HV Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrant expiration date			July 12, 2031
Borrowings, interest rate			2.95%
Loan Facility Term			4 years
Term loans bear prime interest rate			plus 5.00%
Term loans annual interest rate			8.25%
Facility fee			$ 255,000
Percentage of additional facility fee			0.85%
Percentage of final payment fee			6.25%
Percentage of prepayment fee			3.00%
Fair value of first tranche loan			$ 19,311,676
Fair value of warrants			688,324			$ 87,693
Difference of fair value of warrants						$ 2,520
K2HV Loan Agreement | First Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Current borrowings			20,000,000
K2HV Loan Agreement | Second Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Current borrowings			$ 25,000,000
K2HV Loan Agreement | Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Number Of Shares Exercisable Under The Warrants | shares		5,096,752
Warrant price per share | $ / shares		$ 0.1447	$ 0.5257
K2HV Loan Agreement | American Depositary Share
Disclosure Of Detailed Information About Borrowings [Line Items]
Number Of Shares Exercisable Under The Warrants | shares		203,870
Warrant price per share | $ / shares		$ 3.6175	$ 13.1425
K2HV Loan Agreement | Top of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long term borrowings			$ 45,000,000
Principal outstanding amount			$ 45,000,000
Second Amendment Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayments of borrowings	$ 12,000,000
Long term borrowings	$ 13,000,000
Term loan maturity date	Jul. 01, 2025
Percentage of prepayment fee	2.00%
Principal outstanding amount	$ 13,000,000